ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS [Abstract]
Accounts Receivable and Payable to Reinsurers and Coinsurers

b)	The movements of the captions “Accounts receivable and payable to reinsurers and coinsurers” are as follows:

Accounts receivable:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Balances as of January 1	919,419	791,704	842,043
Reported claims of premiums ceded, Note 26	542,341	283,041	321,375
Reserve risk in progress of premiums ceded, Note 25 a (***)	8,996	23,186	(14,935)
Premiums assumed	803	-	668
Settled claims of premiums ceded by reinsurance contracts	(419,342)	(229,729)	(226,769)
Collections and others, net (i)	146,162	51,217	(130,678)
Balances at the end of the period	1,198,379	919,419	791,704

December 31, 2021 and 2020 accounts receivable include S/299.0 million and S/282.2 million, respectively,  which correspond to the technical reserves of the ceded portion of premiums to reinsures

(i)
As of December 31, 2021, the balance consists mainly of collections made to reinsurers by S/110.3 million and the effect of exchange difference for approximately S/64.9 million; As of December 31, 2020, collections made were reduced for S/10.0 million and the effect of exchange difference for S/55.0 million.

Accounts Payable:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Balances as of January 1	338,446	216,734	291,693
Premiums ceded for automatic contracts (mainly excess of loss), Note 25 a (***)	355,356	244,112	254,839
Premiums ceded to reinsurers in facultative contracts, Note 25 a (***)	392,346	327,098	289,386
Coinsurance granted	8,154	753	4,332
Payments and other, net (i)	(630,477)	(450,251)	(623,516)
Balances at the end of the period	463,825	338,446	216,734

Accounts payable to reinsurers are primarily related to proportional facultative contracts (on an individual basis) for ceded premiums, automatic non-proportional contracts (excess loss) and reinstallation premiums. For facultative contracts the Group transfers to the reinsurers a percentage or an amount of an insurance contract or individual risk, based on the premium and the coverage period.

(i)	As of December 31, 2021, the balance consists mainly of collections made to reinsurers by S/608.7 million and the effect of exchange difference for approximately S/11.9 million, As of December 31, 2020, collections made amounted to S/471.2 million and the effect of exchange difference for S/4.1 million and other minors.